UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21054

Name of Fund: BlackRock Municipal Bond Investment Trust (BIE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$145	$161,101
Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	180	136,836
California — 13.4%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	700	789,516
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	120	139,808
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	410	493,287
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,660	1,855,863
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	850	971,661
State of California, GO, Various Purposes, 6.00%, 3/01/33	685	837,563
State of California Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	210	244,915
Various Capital Projects, Series I, 5.50%, 11/01/31	500	603,755
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	160	190,405
University of California, Refunding RB, Medical Center Regents, Series J, 5.25%, 5/15/38	1,000	1,163,820

		7,290,593
Colorado — 2.8%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	750	864,562

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	$580	$663,155

		1,527,717
Florida — 5.0%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	105	121,985
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	1,875	2,263,594
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	305	350,024

		2,735,603
Georgia — 1.2%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	555	650,382
Illinois — 17.9%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	1,590	1,926,253
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	250	272,017
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	500	564,900
5.25%, 12/01/40	750	840,840
5.00%, 12/01/44	565	634,518
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	250	287,930
5.25%, 12/01/43	1,000	1,117,820
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	750	865,155
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,000	1,170,210
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	365	428,820
6.00%, 6/01/28	105	122,822
State of Illinois, GO:
5.25%, 2/01/31	255	278,649

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, GO (concluded):
5.25%, 2/01/32	$500	$544,770
5.50%, 7/01/33	500	557,135
5.50%, 7/01/38	110	121,472

		9,733,311
Indiana — 2.5%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,190	1,359,468
Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	900	1,033,002
Kentucky — 1.7%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	800	949,424
Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	380	455,343
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	315	344,279

		799,622
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	675	798,228
Massachusetts — 1.4%
Massachusetts Development Finance Agency, Refunding RB, Trustees of Deerfield Academy, 5.00%, 10/01/40	375	429,097

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 7/01/36	$300	$347,217

		776,314
Michigan — 3.3%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	485	574,080
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	500	576,640
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	530	674,139

		1,824,859
Mississippi — 2.9%
Mississippi Development Bank, RB, Special Obligation, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,318,730
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	250	288,135

		1,606,865
Nevada — 4.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,163,720
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	1,000	1,173,250

		2,336,970
New Jersey — 9.9%
New Jersey EDA, RB, School Facilities Construction, Series UU, 5.00%, 6/15/40	250	271,120
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	831,825
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	610	654,146

2	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/38	$1,835	$1,965,854
Transportation Program, Series AA, 5.50%, 6/15/39	760	860,039
Transportation System, Series A, 5.88%, 12/15/38	695	804,629

		5,387,613
New York — 3.4%
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	620	712,845
Metropolitan Transportation Authority, RB, Series A, 5.25%, 11/15/38	500	567,870
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	500	565,195

		1,845,910
Ohio — 3.3%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	840	935,751
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	250	290,670
5.25%, 2/15/31	500	579,370

		1,805,791
Pennsylvania — 7.8%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	349,425
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/44	190	211,681
Sub-Series A, 5.63%, 12/01/31	750	877,823
Sub-Series A, 6.00%, 12/01/41	1,500	1,621,665
Sub-Series C (AGC), 6.25%, 6/01/38	500	571,105

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	$530	$602,334

		4,234,033
South Carolina — 1.4%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	635	744,271
Texas — 9.0%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/41	890	1,031,172
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	395	456,126
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/35	470	533,943
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,020	1,219,145
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	500	587,710
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	285,488
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	180	208,256
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	500	590,715

		4,912,555
Virginia — 0.7%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	145	161,730

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	$200	$243,904

		405,634
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	890	976,232
Total Municipal Bonds — 99.1%		54,032,334

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
California — 19.2%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (c)	1,005	1,129,530
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	1,300	1,421,199
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (c)	1,410	1,634,091
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	2,079	2,499,944
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	200	225,636
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	2,234	2,600,028
University of California, RB, Series O, 5.75%, 5/15/34	810	948,791

		10,459,219
District of Columbia — 3.4%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (c)	735	864,686

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
District of Columbia (concluded)
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	$899	$1,013,033

		1,877,719
Illinois — 7.3%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	1,500	1,787,085
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	2,000	2,207,193

		3,994,278
Nevada — 3.2%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	1,500	1,731,180
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (c)	585	666,808
New Jersey — 3.7%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	1,000	1,095,580
Series B, 5.25%, 6/15/36 (c)	840	917,314

		2,012,894
New York — 13.8%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	750	859,671
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF, 5.00%, 6/15/45	1,000	1,106,052
Series FF-2, 5.50%, 6/15/40	990	1,139,523
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,121,445

4	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$1,170	$1,340,083
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	680	797,007
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	1,000	1,133,860

		7,497,641
Texas — 5.2%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (c)	1,050	1,193,398
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	1,450	1,669,298

		2,862,696
Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	460	520,293
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 58.0%		31,622,728
Total Long-Term Investments (Cost — $76,104,405) — 157.1%		85,655,062

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	1,611,658	$1,611,658
Total Short-Term Securities (Cost — $1,611,658) — 3.0%		1,611,658
Total Investments (Cost — $77,716,063*) — 160.1%		87,266,720
Other Assets Less Liabilities — 2.4%		1,270,618
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.8%)		(16,239,538)
VRDP Shares, at Liquidation Value — (32.7%)		(17,800,000)

Net Assets Applicable to Common Shares — 100.0%		$54,497,800

* As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$61,627,540

Gross unrealized appreciation		$9,550,657
Gross unrealized depreciation		(147,314)

Net unrealized appreciation		$9,403,343

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)

All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1st 2016 to November 15th 2019 is $4,102,786.

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
FFI Institutional Tax-Exempt Fund	698,423	913,235	1,611,658	$60

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(52)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$6,606,438	$(19,858)

6	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$85,655,062	—	$85,655,062
Short-Term Securities	$1,611,658	—	—	1,611,658

Total	$1,611,658	$85,655,062	—	$87,266,720

[1] See above Schedule of Investments for values in each state.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(19,858)	—	—	$(19,858)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2014	7

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$83,000	—	—	$83,000
Liabilities:
TOB trust certificates	—	$(16,235,837)	—	(16,235,837)
VRDP Shares	—	(17,800,000)	—	(17,800,000)

Total	$83,000	$(34,035,837)	—	$(33,952,837)

There were no transfers between levels during the period ended November 30, 2014.

8	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Bond Investment Trust

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Bond Investment Trust

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Bond Investment Trust

Date: January 22, 2015